Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000222788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000222788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[1]
C000222788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000222788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[1]
C000222788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
C000222788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[1]
C000222788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%	[1]
C000222788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000222788 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000222789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000222789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[2]
C000222789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[2]
C000222789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000222789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000222789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%	[2]
C000222789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000222789 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000240821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000240821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000240821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000240821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[3]
C000240821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[3]
C000240821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%	[3]
C000240821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%	[3]
C000240821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[3]
C000240821 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[3]
C000248577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000248577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[4]
C000248577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[4]
C000248577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000248577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000248577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000248577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%	[4]
C000248577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000248577 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000248577 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[4]
C000248578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000248578 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[5]
C000248578 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[5]
C000248578 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000248578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000248578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[5]
C000248578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%	[5]
C000248578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000248578 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000248578 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)	[5]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets